UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2017

Date of reporting period:  October 31, 2016

Item 1. Reports to Stockholders.

LOGAN CAPITAL FUNDS

Logan Capital Large Cap Growth Fund

Semi-Annual Report
October 31, 2016

Logan Capital Large Cap Growth Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to the Financial Statements	14
Expense Example	25
Notice to Shareholders	27
Privacy Notice	28

Logan Capital Large Cap Growth Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at October 31, 2016 (Unaudited)

Percentages represent market value as a percentage of net assets.

3

Logan Capital Large Cap Growth Fund

SCHEDULE OF INVESTMENTS
at October 31, 2016 (Unaudited)

COMMON STOCKS – 98.6%	Shares	Value
Consumer Discretionary – 21.1%
Amazon.com, Inc. (a)	1,244	$982,536
Foot Locker, Inc.	8,206	547,915
Hanesbrands, Inc.	6,536	167,975
Home Depot, Inc.	4,102	500,485
Netflix, Inc. (a)	7,402	924,288
Nike, Inc.	5,897	295,911
Starbucks Corp.	10,627	563,975
TripAdvisor, Inc. (a)	2,788	179,770
Williams-Sonoma, Inc.	4,957	229,113
		4,391,968
Consumer Staples – 9.7%
Constellation Brands, Inc.	2,217	370,505
Estee Lauder Companies, Inc.	5,918	515,635
Monster Beverage Corp. (a)	4,679	675,367
Spectrum Brands Holdings, Inc.	3,428	463,603
		2,025,110
Health Care – 12.4%
Agilent Technologies, Inc.	5,176	225,518
Align Technology, Inc. (a)	4,833	415,251
AmerisourceBergen Corp.	5,584	392,667
Celgene Corp. (a)	4,143	423,332
Mettler-Toledo International, Inc. (a)	1,109	448,125
Waters Corp. (a)	2,935	408,376
Zoetis, Inc.	5,425	259,315
		2,572,584
Industrials – 10.3%
Acuity Brands, Inc.	2,010	449,376
Cintas Corp.	2,685	286,409
Flowserve Corp.	4,150	175,752
Middleby Corp. (a)	2,478	277,808
Nordson Corp.	3,075	307,900
United Rentals, Inc. (a)	2,492	188,545
Verisk Analytics, Inc. (a)	5,689	463,938
		2,149,728

The accompanying notes are an integral part of these financial statements.

4

Logan Capital Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2016 (Unaudited)

COMMON STOCKS – 98.6% (Continued)	Shares	Value
Information Technology – 42.6%
Alliance Data Systems Corp. (a)	1,301	$266,016
Alphabet, Inc. – Class A (a)	399	323,150
Alphabet, Inc. – Class C (a)	399	313,031
Amphenol Corp.	12,296	810,675
Apple, Inc.	8,586	974,854
Broadcom Ltd. (c)	4,932	839,821
Cognizant Technology Solutions – Class A (a)	7,643	392,468
Electronic Arts, Inc. (a)	6,566	515,562
Facebook, Inc. (a)	5,576	730,400
Fiserv, Inc. (a)	3,952	389,193
FleetCor Technologies, Inc. (a)	2,895	507,494
Global Payments, Inc.	10,740	778,865
MasterCard, Inc.	7,377	789,487
NCR Corp. (a)	8,466	296,733
NXP Semiconductors NV (a)(c)	7,702	770,200
Trimble, Inc. (a)	6,504	179,771
		8,877,720
Materials – 2.5%
Sherwin-Williams Co.	2,159	528,653
TOTAL COMMON STOCKS
(Cost $13,879,428)		20,545,763

The accompanying notes are an integral part of these financial statements.

5

Logan Capital Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2016 (Unaudited)

SHORT-TERM INVESTMENTS – 1.7%	Shares	Value
Money Market Funds – 1.7%
Fidelity Government Portfolio – Class I, 0.27% (b)	349,208	$349,208
TOTAL SHORT-TERM INVESTMENTS
(Cost $349,208)		349,208
TOTAL INVESTMENTS
(Cost $14,228,636) – 100.3%		20,894,971
Liabilities in Excess of Other Assets – (0.3)%		(67,127)
TOTAL NET ASSETS – 100.00%		$20,827,844

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of October 31, 2016.
(c)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

6

(This Page Intentionally Left Blank.)

7

Logan Capital Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2016 (Unaudited)

Assets:
Investments, at value (cost of $14,228,636)	$20,894,971
Receivables:
Dividends and interest	3,576
Prepaid expenses	15,744
Total assets	20,914,291

Liabilities:
Payables:
Advisory fee	9,370
Administration fee	21,642
Distribution fees	18,311
Compliance expense	2,287
Custody fees	2,257
Transfer agent fees and expenses	8,765
Accrued expenses and other payables	23,815
Total liabilities	86,447
Net assets	$20,827,844

Net assets consist of:
Paid in capital	$14,914,602
Accumulated net investment loss	(133,550)
Accumulated net realized loss on investments	(619,543)
Net unrealized appreciation on:
Investments	6,666,335
Net assets	$20,827,844

Investor Class:
Net assets applicable to outstanding Investor Class shares	$5,516,260
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	345,677
Net asset value and redemption price per share	$15.96

Institutional Class:
Net assets applicable to outstanding Institutional Class shares	$15,311,584
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	948,493
Net asset value, offering price and redemption price per share	$16.14

The accompanying notes are an integral part of these financial statements.

8

Logan Capital Large Cap Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2016 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $0)	$69,927
Interest	464
Total investment income	70,391

Expenses:
Investment advisory fees (Note 5)	74,361
Administration fees (Note 5)	41,860
Distribution fees (Note 6)
Distribution fees – Investor Class	6,954
Distribution fees – Institutional Class	—
Transfer agent fees and expenses	18,032
Federal and state registration fees	1,840
Audit fees	10,649
Compliance expense	4,525
Legal fees	3,220
Trustees’ fees and expenses	5,152
Custody fees	3,939
Other	5,629
Total expenses before reimbursement from advisor	176,161
Expense reimbursement from advisor (Note 5)	(26,594)
Net expenses	149,567
Net investment loss	(79,176)

Realized and unrealized gain (loss) on investments:
Net realized loss on transactions from:
Investments	(39,741)
Net change in unrealized gain on:
Investments	1,399,618
Net realized and unrealized gain on investments	1,359,877
Net increase in net assets resulting from operations	$1,280,701

The accompanying notes are an integral part of these financial statements.

9

Logan Capital Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016
Operations:
Net investment loss	$(79,176)	$(162,613)
Net realized loss on investments	(39,741)	(573,386)
Net change in unrealized appreciation
(depreciation) on investments	1,399,618	(109,818)
Net increase (decrease) in net assets
resulting from operations	1,280,701	(845,817)

Distributions to Shareholders From:
Net realized gains
Investor class shares	—	(41,724)
Institutional class shares	—	(116,291)
Total distributions	—	(158,015)

Capital Share Transactions:
Proceeds from shares sold
Investor class shares	197,062	1,313,873
Institutional class shares	—	1,500,000
Proceeds from shares issued to holders
in reinvestment of dividends
Investor class shares	—	41,724
Institutional class shares	—	116,291
Cost of shares redeemed
Investor class shares	(284,719)	(729,393)
Institutional class shares	(3,159,026)	—
Redemption fees retained
Investor class shares	32	297
Institutional class shares	—	—
Net increase (decrease) in net assets
from capital share transactions	(3,246,651)	2,242,792
Total increase (decrease) in net assets	(1,965,950)	1,238,960

Net Assets:
Beginning of period	22,793,794	21,554,834
End of period	$20,827,844	$22,793,794
Accumulated net investment loss	$(133,550)	$(54,374)

The accompanying notes are an integral part of these financial statements.

10

Logan Capital Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016

Changes in Shares Outstanding:
Shares sold
Investor class shares	12,694	81,202
Institutional class shares	—	93,458
Proceeds from shares issued to holders
in reinvestment of dividends
Investor class shares	—	2,609
Institutional class shares	—	7,205
Shares redeemed
Investor class shares	(18,167)	(48,242)
Institutional class shares	(193,363)	—
Net increase in shares outstanding	(198,836)	136,232

The accompanying notes are an integral part of these financial statements.

11

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Investor Class
	Six Months
	Ended		For the	For the	For the	June 28, 2012
	October 31,		Year Ended	Year Ended	Year Ended	through
	2016		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013*
Net Asset Value –
Beginning of Period	$15.15		$15.79	$13.64	$11.34	$10.00
Income from
Investment Operations:
Net investment income (loss)	(0.07)		(0.13)	(0.12)	(0.07)	(0.02)
Net realized and unrealized
gain (loss) on investments	0.88		(0.40)	2.43	2.37	1.36
Total from
investment operations	0.81		(0.53)	2.31	2.30	1.34

Less Distributions:
Distributions from
net realized gains	—		(0.11)	(0.16)	—	—
Total distributions	—		(0.11)	(0.16)	—	—
Redemption Fees	0.00	~	0.00 ~	0.00 ~	0.00 ~	—
Net Asset Value –
End of Period	$15.96		$15.15	$15.79	$13.64	$11.34

Total Return	5.35	%+	(3.38%)	17.04%	20.28%	13.40	%+

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$5,516		$5,319	$4,984	$4,143	$1,700
Ratio of operating expenses
to average net assets:
Before Reimbursements	1.73	%^	1.75%	1.89%	2.35%	9.91	%^
After Reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50	%^
Ratio of net investment income
(loss) to average net assets:
Before Reimbursements	(1.12	%)^	(1.16%)	(1.23%)	(1.58%)	(9.10	%)^
After Reimbursements	(0.89	%)^	(0.91%)	(0.84%)	(0.73%)	(0.69	%)^
Portfolio turnover rate	6	%+	14%	28%	15%	14	%+

*	Commencement of operations for Investor Class shares was June 28, 2012.
+	Not Annualized.
^	Annualized.
~	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

12

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS (Continued)

For a capital share outstanding throughout the period

Institutional Class
	Six Months
	Ended		For the	For the	For the	June 28, 2012
	October 31,		Year Ended	Year Ended	Year Ended	through
	2016		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013*
Net Asset Value –
Beginning of Period	$15.30		$15.92	$13.71	$11.38	$10.00
Income from
Investment Operations:
Net investment income (loss)	(0.06)		(0.10)	(0.08)	(0.05)	(0.02)
Net realized and unrealized
gain (loss) on investments	0.90		(0.41)	2.45	2.38	1.40
Total from
investment operations	0.84		(0.51)	2.37	2.33	1.38

Less Distributions:
Distributions from
net realized gains	—		(0.11)	(0.16)	—	—
Total distributions	—		(0.11)	(0.16)	—	—
Net Asset Value –
End of Period	$16.14		$15.30	$15.92	$13.71	$11.38

Total Return	5.49	%+	(3.23%)	17.39%	20.47%	13.80	%+

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$15,312		$17,475	$16,571	$12,282	$5,340
Ratio of operating expenses
to average net assets:
Before Reimbursements	1.48	%^	1.50%	1.64%	2.13%	7.44	%^
After Reimbursements	1.25	%^	1.25%	1.25%	1.25%	1.25	%^
Ratio of net investment income
(loss) to average net assets:
Before Reimbursements	(0.86	%)^	(0.91%)	(0.98%)	(1.36%)	(6.73	%)^
After Reimbursements	(0.63	%)^	(0.66%)	(0.59%)	(0.48%)	(0.54	%)^
Portfolio turnover rate	6	%+	14%	28%	15%	14	%+

*	Commencement of operations for Institutional Class shares was June 28, 2012.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

13

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Logan Capital Large Cap Growth Fund (the “Large Cap Growth” Fund) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The investment objective of the Large Cap Growth Fund is long-term capital appreciation.  The Large Cap Growth Fund commenced operations on June 28, 2012 and offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken on returns filed for the open tax years ended 2014-2016, or expected to be taken in the Fund’s 2017 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains

14

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees:  The Large Cap Growth Fund charges a 1% redemption fee to shareholders who redeem shares held for 180 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F.
Options Transactions:  The Fund may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a

15

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked-to-market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

G.
Leverage and Short Sales:  The Fund may use leverage in connection with its investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality

16

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.
H.
Mutual Fund and ETF Trading Risk:  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear their proportionate share of the costs.

I.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended April 30, 2016, the Fund made the following permanent tax adjustments on the Statement of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Large Cap Growth Fund	$162,444	$7	$(162,451)

J.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

17

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments:  Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

18

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Large Cap Growth Fund’s securities as of October 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,391,968	$—	$—	$4,391,968
Consumer Staples	2,025,110	—	—	2,025,110
Health Care	2,572,584	—	—	2,572,584
Industrials	2,149,728	—	—	2,149,728
Information Technology	8,877,720	—	—	8,877,720
Materials	528,653	—	—	528,653
Total Common Stock	20,545,763	—	—	20,545,763
Short-Term Investments	349,208	—	—	349,208
Total Investments in Securities	$20,894,971	$—	$—	$20,894,971

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at the end of the reporting period.  During the six months ended October 31, 2016, the Fund recognized no transfers between levels.  There were no level 3 securities held in the Fund on October 31, 2016.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

NOTE 4 – DERIVATIVES TRANSACTIONS

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification 815 (“ASC 815”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  During the six months ended October 31, 2016, the Fund did not hold any derivative instruments.

19

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended October 31, 2016, Logan Capital Management, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.65% for the Large Cap Growth Fund based upon the average daily net assets of the Fund.  For the six months ended October 31, 2016, the Large Cap Growth Fund incurred $74,361 in advisory fees.  Advisory fees payable at October 31, 2016 for the Large Cap Growth Fund were $9,370.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Logan Capital Large Cap Growth Fund
Investor Class	1.49%*
Institutional Class	1.24%*

*
The board approved an amendment to the Operating Expenses Limitation Agreement between the Trust, on behalf of the Fund, and the Advisor, pursuant to which the Advisor has agreed to reduce the Fund’s Expense Caps from 1.50% and 1.25% to 1.49% and 1.24% for the Investor Class and Institutional Class, respectively, effective August 28, 2016.

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligations are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses.  The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended October 31, 2016, the Advisor reduced its fees and absorbed Fund expenses in the amount of $26,594 for the Large Cap Growth Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	2017	2018	2019	2020	Total
Large Cap Growth Fund	$117,458	$74,409	$55,809	$26,594	$274,270

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and

20

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the six months ended October 31, 2016, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Logan Capital Large Cap Growth Fund

Administration & fund accounting	$41,860
Custody	$ 3,939
Transfer agency(a)	$15,272
Chief Compliance Officer	$ 4,525

(a) Does not include out-of-pocket expenses.

At October 31, 2016, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Logan Capital Large Cap Growth Fund

Administration & fund accounting	$21,642
Custody	$ 2,257
Transfer agency(a)	$ 7,646
Chief Compliance Officer	$ 2,287

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will

21

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended October 31, 2016, the Large Cap Growth Fund incurred distribution expenses on its Investor Class shares of $6,954.

NOTE 7 – SECURITIES TRANSACTIONS

For the six months ended October 31, 2016, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Large Cap Growth Fund	$1,307,243	$4,579,207

There were no purchases or sales of long-term U.S. Government securities.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2016, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$17,628,182
Gross unrealized appreciation	6,213,419
Gross unrealized depreciation	(978,020)
Net unrealized appreciation	5,235,399
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(602,858)
Total accumulated earnings/(losses)	$4,632,541

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and post 30 wash sales.

At April 30, 2016, the Large Cap Growth Fund had short-term tax basis capital losses with no expiration date of $196,245 and long-term tax basis capital losses with no expiration date of $352,239 to offset future capital gains.  The wash sales on short positions and post 30 wash sales are included in other accumulated gain/loss in the amount of $10.

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

22

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

The tax character of distributions paid during 2016 and 2015 was as follows:

	Year Ended	Year Ended
	April 30, 2016	April 30, 2015
Large Cap Growth Fund
Ordinary income	$—	$—
Long-term capital gains	$158,015	$194,453

At April 30, 2016, the fund deferred, on a tax basis, post-October losses of:

Late Year Ordinary
Loss Deferral
$54,374

NOTE 9 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. The Fund’s prospectus provided additional information regarding these and other risks of investing in the Fund at the time of initial public offering of the Fund’s shares.

Market Risk.  Each Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Equity Risk.  The equity securities held by a Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment. This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Foreign Securities and Emerging Markets Risk.  Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect a Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets. The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of a Fund’s investments.

Foreign securities are also subject to higher political, social and economic risks. These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments. Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

23

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

In addition, each Fund may invest in emerging markets. Emerging markets are those of countries with immature economic and political structures. These markets are more volatile than the markets of developed countries.

Initial Public Offering Risk.  The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

Sector Emphasis Risk.  The Advisor’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Fund investing significant amounts of its portfolio in securities of issuers principally engaged in the same or related businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Fund’s portfolios, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of the Fund’s portfolio.

24

Logan Capital Large Cap Growth Fund

EXPENSE EXAMPLE
October 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 1, 2016 to October 31, 2016.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

25

Logan Capital Large Cap Growth Fund

EXPENSE EXAMPLE (Continued)
October 31, 2016 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/1/2016	10/31/2016	5/1/2016 – 10/31/2016
Actual
Investor Class	$1,000.00	$1,053.50	$7.76
Institutional Class	$1,000.00	$1,054.90	$6.47
Hypothetical (5% return
before expenses)
Investor Class	$1,000.00	$1,017.64	$7.63
Institutional Class	$1,000.00	$1,018.90	$6.36

(1)
Expenses are equal to the Investor Class and Institutional Class fund shares’ annualized expense ratios of 1.50% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

26

Logan Capital Large Cap Growth Fund

NOTICE TO SHAREHOLDERS
October 31, 2016 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-215-1200 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2016

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-215-1200.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-215-1200.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-215-1200 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

27

Logan Capital Large Cap Growth Fund

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic, and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

28

(This Page Intentionally Left Blank.)

Investment Advisor
Logan Capital Management, Inc.
Six Coulter Avenue, Suite 2000
Ardmore, PA  19003

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(855) 215-1200

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

LOGAN CAPITAL FUNDS

Logan Capital Long/Short Fund

Semi-Annual Report
October 31, 2016

Logan Capital Long/Short Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Schedule of Securities Sold Short	7
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	12
Statement of Cash Flows	14
Financial Highlights	15
Notes to the Financial Statements	17
Expense Example	28
Notice to Shareholders	30
Privacy Notice	31

Logan Capital Long/Short Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at October 31, 2016 (Unaudited)

Percentages represent market value as a percentage of net assets.

Logan Capital Long/Short Fund

SCHEDULE OF INVESTMENTS
at October 31, 2016 (Unaudited)

COMMON STOCKS – 104.1%	Shares	Value
Consumer Discretionary – 16.1%
Ford Motor Co. (d)	34,119	$400,557
Home Depot, Inc. (d)	1,910	233,039
O’Reilly Automotive, Inc. (a)(d)	685	181,142
Starbucks Corp. (d)	3,000	159,210
Target Corp. (d)	6,507	447,226
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(d)	1,033	251,370
		1,672,544
Consumer Staples – 5.7%
Constellation Brands, Inc. (d)	1,030	172,134
Philip Morris International, Inc. (d)	4,321	416,717
		588,851
Energy – 8.4%
Chevron Corp. (d)	4,338	454,405
Royal Dutch Shell PLC – ADR (c)(d)	8,101	423,763
		878,168
Financials – 8.8%
Marsh & McLennan Companies, Inc. (d)	2,497	158,285
S&P Global, Inc. (d)	1,121	136,594
SEI Investments Co. (d)	3,787	167,877
Wells Fargo & Co. (d)	9,795	450,668
		913,424
Health Care – 8.3%
AbbVie, Inc. (d)	3,615	201,645
Align Technology, Inc. (a)(d)	1,705	146,494
Allergan PLC (a)(c)(d)	679	141,870
Pfizer, Inc. (d)	6,266	198,695
Zoetis, Inc. (d)	3,699	176,812
		865,516
Industrials – 12.2%
Acuity Brands, Inc. (d)	736	164,548
CSX Corp. (d)	4,704	143,519
Cummins, Inc. (d)	1,239	158,369
Dycom Industries, Inc. (a)(d)	2,000	153,860
Lennox International, Inc.	1,063	155,081

The accompanying notes are an integral part of these financial statements.

Logan Capital Long/Short Fund

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2016 (Unaudited)

COMMON STOCKS – 104.1% (Continued)	Shares	Value
Industrials – 12.2% (Continued)
Middleby Corp. (a)(d)	1,326	$148,658
Verisk Analytics, Inc. (a)(d)	2,419	197,269
Wabtec Corp. (d)	1,861	143,874
		1,265,178
Information Technology – 29.4%
Alliance Data Systems Corp. (a)(d)	560	114,503
Alphabet, Inc. – Class A (a)(d)	129	104,477
Alphabet, Inc. – Class C (a)(d)	120	94,145
Apple, Inc. (d)	2,519	286,007
Broadcom Ltd. (c)(d)	1,416	241,116
Broadridge Financial Solutions, Inc. (d)	2,400	155,184
Cognizant Technology Solutions – Class A (a)(d)	3,025	155,334
Electronic Arts, Inc. (a)(d)	1,650	129,558
Facebook, Inc. (a)(d)	2,419	316,865
Fiserv, Inc. (a)(d)	1,984	195,384
Global Payments, Inc. (d)	1,815	131,624
International Business Machines Co. (d)	2,883	443,088
Littelfuse, Inc.	1,063	148,289
MasterCard, Inc. (d)	2,368	253,423
NXP Semiconductors NV (a)(c)(d)	1,814	181,400
WebMD Health Corp. (a)(d)	2,275	111,771
		3,062,168
Materials – 9.5%
Air Products & Chemicals, Inc. (d)	1,100	146,762
Ecolab, Inc. (d)	1,787	204,022
Sherwin-Williams Co. (d)	803	196,623
The Dow Chemical Co. (d)	8,136	437,798
		985,205
Real Estate – 1.8%
CBRE Group, Inc. (a)(d)	7,369	189,825

Telecommunication Services – 3.9%
AT&T, Inc. (d)	10,915	401,563
TOTAL COMMON STOCKS
(Cost $9,305,918)		10,822,442

The accompanying notes are an integral part of these financial statements.

Logan Capital Long/Short Fund

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2016 (Unaudited)

SHORT-TERM INVESTMENTS – 27.3%	Shares	Value
MONEY MARKET FUNDS – 27.3%
Fidelity Government Portfolio – Class I, 0.27% (b)	2,839,660	$2,839,660
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,839,660)		2,839,660
TOTAL INVESTMENTS
(Cost $12,145,578) – 131.4%		13,662,102
Liabilities in Excess of Other Assets – (31.4)%		(3,264,192)
TOTAL NET ASSETS – 100.00%		$10,397,910

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of October 31, 2016.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	All or a portion of the security has been segregated for open short positions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Logan Capital Long/Short Fund

SCHEDULE OF SECURITIES SOLD SHORT
at October 31, 2016 (Unaudited)

COMMON STOCKS – 17.0%	Shares	Value
Consumer Discretionary – 4.7%
Arctic Cat, Inc.	5,019	$75,235
Movado Group, Inc.	6,300	138,915
Sally Beauty Holdings, Inc.	6,000	155,640
Sonic Automotive, Inc.	7,000	125,300
		495,090
Health Care – 8.8%
Abaxis, Inc.	5,100	243,474
Athenahealth, Inc.	4,500	464,940
Globus Medical, Inc.	5,000	110,650
Inovalon Holdings, Inc.	7,000	95,200
		914,264
Industrials – 1.0%
W.W. Grainger, Inc.	500	104,060

Information Technology – 2.5%
Akamai Technologies, Inc.	3,700	257,039
TOTAL COMMON STOCKS
(Proceeds $1,932,303)		1,770,453

EXCHANGE-TRADED FUNDS – 25.6%
SPDR S&P500 ETF Trust	12,500	2,656,875
TOTAL EXCHANGE-TRADED FUNDS
(Proceeds $2,688,403)		2,656,875
TOTAL SECURITIES SOLD SHORT
(Proceeds $4,620,706) – 42.6%		$4,427,328

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by US Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Logan Capital Long/Short Fund

STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2016 (Unaudited)

Assets:
Investments, at value (cost of $12,145,578)	$13,662,102
Deposits at brokers	397,521
Receivables:
Securities sold	1,091,948
Dividends and interest	15,435
Advisor	461
Prepaid expenses	13,806
Total assets	15,181,273

Liabilities:
Securities sold short (proceeds $4,620,706)	4,427,328
Payables:
Securities purchased	228,637
Fund shares redeemed	14,200
Dividends on short positions	600
Broker interest payable on short positions	7,203
Administration fee	25,661
Distribution fees	40,941
Compliance expense	3,146
Custody fees	2,756
Transfer agent fees and expenses	9,399
Accrued expenses and other payables	23,492
Total liabilities	4,783,363
Net assets	$10,397,910

The accompanying notes are an integral part of these financial statements.

Logan Capital Long/Short Fund

STATEMENT OF ASSETS AND LIABILITIES (Continued)
at October 31, 2016 (Unaudited)

Net assets consist of:
Paid in capital	$9,604,275
Accumulated net investment loss	(81,513)
Accumulated net realized loss on investments	(834,754)
Net unrealized appreciation on:
Investments	1,516,524
Securities sold short	193,378
Net assets	$10,397,910
Investor Class:
Net assets applicable to outstanding Investor Class shares	$10,384,646
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	887,155
Net asset value and redemption price per share	$11.71
Institutional Class:
Net assets applicable to outstanding Institutional Class shares	$13,264
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	1,132
Net asset value, offering price and redemption price per share	$11.72

The accompanying notes are an integral part of these financial statements.

Logan Capital Long/Short Fund

STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2016 (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $0)	$129,207
Interest	3,534
Total investment income	132,741
Expenses:
Investment advisory fees (Note 5)	83,234
Administration fees (Note 5)	51,934
Distribution fees (Note 6)
Distribution fees – Investor Class	14,790
Distribution fees – Institutional Class	—
Transfer agent fees and expenses	20,262
Federal and state registration fees	6,440
Audit fees	10,382
Compliance expense	6,284
Legal fees	2,760
Trustees’ fees and expenses	6,440
Custody fees	5,940
Other	6,644
Total expenses before dividend and interest expense on short positions	215,110
Dividends expense on short positions	32,806
Broker interest expense on short positions	51,836
Total expenses before reimbursement from advisor	299,752
Expense reimbursement from advisor (Note 5)	(96,872)
Net expenses	202,880
Net investment loss	(70,139)
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments	225,625
Securities sold short	(836,915)
Net change in unrealized gain (loss) on:
Investments	(144,776)
Securities sold short	410,361
Net realized and unrealized loss on investments	(345,705)
Net decrease in net assets resulting from operations	$(415,844)

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Logan Capital Long/Short Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016
Operations:
Net investment loss	$(70,139)	$(103,830)
Net realized gain (loss) on investments	(611,290)	291,883
Net change in unrealized appreciation
(depreciation) on investments	265,585	(183,939)
Net increase (decrease) in net assets
resulting from operations	(415,844)	4,114

Distributions to Shareholders From:
Net realized gains
Investor class shares	—	(229,896)
Institutional class shares	—	(1,887)
Total distributions	—	(231,783)

Capital Share Transactions:
Proceeds from shares sold
Investor class shares	636,781	5,119,731
Institutional class shares	—	114,483
Proceeds from shares issued to holders
in reinvestment of dividends
Investor class shares	—	216,232
Institutional class shares	—	1,887
Cost of shares redeemed
Investor class shares	(2,345,931)	(2,994,447)
Institutional class shares	(108,419)	(15)
Redemption fees retained
Investor class shares	10	—
Institutional class shares	—	—
Net increase (decrease) in net assets from
capital share transactions	(1,817,559)	2,457,871
Total increase (decrease) in net assets	(2,233,403)	2,230,202

Net Assets:
Beginning of period	12,631,313	10,401,111
End of period	$10,397,910	$12,631,313
Accumulated net investment loss	$(81,513)	$(11,374)

The accompanying notes are an integral part of these financial statements.

Logan Capital Long/Short Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	October 31, 2016	Year Ended
	(Unaudited)	April 30, 2016
Changes in Shares Outstanding:
Shares sold
Investor class shares	51,328	413,148
Institutional class shares	—	9,604
Proceeds from shares issued to holders
in reinvestment of dividends
Investor class shares	—	17,637
Institutional class shares	—	154
Shares redeemed
Investor class shares	(189,943)	(254,563)
Institutional class shares	(8,625)	(1)
Net increase in shares outstanding	(147,240)	185,979

The accompanying notes are an integral part of these financial statements.

Logan Capital Long/Short Fund

STATEMENT OF CASH FLOWS
For the Six Months Ended October 31, 2016 (Unaudited)

Increase (decrease) in cash –

Cash flows from operating activities:
Net decrease in net assets from operations	$(415,844)
Adjustments to reconcile net decrease in net assets
from operations to net cash provided by operating activities:
Purchases of investments	(2,575,671)
Proceeds for dispositions of investment securities	4,650,520
Purchase of short term investments, net	(314,907)
Decrease in deposits at broker	1,511,644
Decrease in dividends and interest receivable	7,120
Decrease in receivable for securities sold	1,159,916
Decrease in due from Advisor	5,953
Decrease in prepaid expenses and other assets	1,525
Decrease in proceeds on securities sold short	(1,622,289)
Decrease in payable for securities purchased	(535,085)
Decrease in payable for dividends on short positions	(1,350)
Decrease in payable for broker interest on short positions	(1,638)
Increase in accrued administration fees	1,740
Increase in distribution and service fees	12,728
Increase in compliance fees	33
Increase in custody fees	1,830
Increase in transfer agent expenses	1,788
Decrease in other accrued expenses	(3,806)
Unrealized depreciation on securities	144,776
Net realized gain on investments	(225,625)
Net cash provided by operating activities	1,803,358

Cash flows from financing activities:
Proceeds from shares sold	636,781
Payment on shares redeemed	(2,440,139)
Net cash used in financing activities	(1,803,358)
Net change in cash	—

Cash:
Beginning balance	—
Ending balance	$—

Supplemental information:
Cash paid for interest	$51,836

The accompanying notes are an integral part of these financial statements.

Logan Capital Long/Short Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Investor Class
	Six Months					September 28,
	Ended		For the	For the	For the	2012
	October 31,		Year Ended	Year Ended	Year Ended	through
	2016		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2016	2015	2014	2013*
Net Asset Value –
Beginning of Period	$12.20		$12.24	$11.24	$10.05	$10.00
Income from
Investment Operations:
Net investment income (loss)	(0.08)		(0.09)	(0.10)	(0.12)	(0.04)
Net realized and unrealized
gain (loss) on investments	(0.41)		0.25	1.11	1.31	0.16
Total from
investment operations	(0.49)		0.16	1.01	1.19	0.12
Less Distributions:
Dividends from
net investment income	—		—	—	—	(0.03)
Distributions from
net realized gains	—		(0.20)	(0.01)	—	(0.04)
Total distributions	—		(0.20)	(0.01)	—	(0.07)
Redemption Fees	0.00	~	—	—	—	0.00	~
Net Asset Value – End of Period	$11.71		$12.20	$12.24	$11.24	$10.05
Total Return	(4.02	%)+	1.27%	9.01%	11.84%	1.20	%+
Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$10,385		$12,512	$10,401	$6,260	$5,272
Ratio of operating expenses
to average net assets:
Before reimbursements	5.04	%^	4.33%	4.53%	6.13%	6.71	%^
After reimbursements	3.41	%^	3.13%	3.33%	3.48%	3.29	%^
Ratio of interest expense and
dividends on short positions
to average net assets	1.42	%^	0.99%	0.83%	0.98%	0.79	%^
Ratio of net investment income
(loss) to average net assets:
Before reimbursements	(2.81	%)^	(2.06%)	(2.43%)	(4.08%)	(4.54	%)^
After reimbursements	(1.18	%)^	(0.86%)	(1.23%)	(1.43%)	(1.12	%)^
Portfolio turnover rate	21	%+	83%	68%	135%	108	%+

*	Commencement of operations for Investor Class shares was September 28, 2012.
+	Not Annualized.
^	Annualized.
~	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Logan Capital Long/Short Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Institutional Class
	Six Months		August 28,
	Ended		2015
	October 31,		through
	2016		April 30,
	(Unaudited)		2016*
Net Asset Value – Beginning of Period	$12.22		$11.92

Income from Investment Operations:
Net investment income (loss)	0.32		(0.05)
Net realized and unrealized gain (loss) on investments	(0.82)		0.55
Total from investment operations	(0.50)		0.50

Less Distributions:
Dividends from net investment income	—		—
Distributions from net realized gains	—		(0.20)
Total distributions	—		(0.20)
Net Asset Value – End of Period	$11.72		$12.22

Total Return	(4.09	%)+	4.16	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$13		$119
Ratio of operating expenses to average net assets:
Before reimbursements	4.71	%^	4.21	%^
After reimbursements	3.17	%^	2.82	%^
Ratio of interest expense and dividends on
short positions to average net assets	1.43	%^	1.11	%^
Ratio of net investment income (loss) to average net assets:
Before reimbursements	(2.39	%)^	(1.98	%)^
After reimbursements	(0.85	%)^	(0.59	%)^
Portfolio turnover rate	21	%+	83	%+

*	Commencement of operations for Institutional Class shares was August 28, 2015.
+	Not Annualized.
^	Annualized.

The accompanying notes are an integral part of these financial statements.

Logan Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Logan Capital Long/Short Fund (the “Long/Short” Fund), is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The investment objective of the Long/Short Fund is to achieve long-term capital appreciation and manage risk by purchasing stocks believed by the Advisor to be undervalued and selling short stocks believed by the Advisor to be overvalued.  The Fund’s Investor Class shares commenced operations on September 28, 2012.  The Fund’s Institutional Class shares commenced operations on August 28, 2015. Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken on returns filed for the open tax years ended 2014-2016, or expected to be taken in the Fund’s 2017 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Logan Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees:  The Long/Short Fund charges a 1% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F.
Options Transactions:  The Fund may utilize options for hedging purposes as well as direct investment.  Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure.  Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund’s investment objective and policies.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is

Logan Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked-to-market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract.  If an option purchased expires, a loss is realized in the amount of the cost of the option contract.  If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option.  If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid.  If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

G.
Leverage and Short Sales:  The Fund may use leverage in connection with its investment activities and may effect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.  A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short.  In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales).  The Fund may be required to add to the segregated account as the market price of a shorted security increases.  As a result of maintaining and

Logan Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

H.
Mutual Fund and ETF Trading Risk:  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear their proportionate share of the costs.

I.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended April 30, 2016, the Fund made the following permanent tax adjustments on the Statement of Assets and Liabilities:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
Long/Short Fund	$122,254	$(122,254)	$—

J.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2016, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These

Logan Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

Exchange-Traded Notes:  Investments in exchange-traded notes are actively traded on a national securities exchange and are valued based on the last sales price from the exchange and are categorized in level 1 of the fair value hierarchy.

Derivative Instruments:  Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations

Logan Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Long/Short Fund’s securities as of October 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,672,544	$—	$—	$1,672,544
Consumer Staples	588,851	—	—	588,851
Energy	878,168	—	—	878,168
Financials	913,424	—	—	913,424
Health Care	865,516	—	—	865,516
Industrials	1,265,178	—	—	1,265,178
Information Technology	3,062,168	—	—	3,062,168
Materials	985,205	—	—	985,205
Real Estate	189,825	—	—	189,825
Telecommunication Services	401,563	—	—	401,563
Total Common Stock	10,822,442	—	—	10,822,442
Short-Term Investments	2,839,660	—	—	2,839,660
Total Investments in Securities	$13,662,102	$—	$—	$13,662,102
Total Securities Sold Short	$4,427,328	$—	$—	$4,427,328

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at the end of the reporting period.  During the six months ended October 31, 2016, the Fund recognized no transfers between levels.  There were no level 3 securities held in the Fund on October 31, 2016.

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value (“NAV”) per Share (or its equivalent).”  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

Logan Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

NOTE 4 – DERIVATIVES TRANSACTIONS

The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standard Codification 815 (“ASC 815”).  The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  During the six months ended October 31, 2016, the Fund did not hold any derivative instruments.

NOTE 5 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended October 31, 2016, Logan Capital Management, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.40% for the Long/Short Fund based upon the average daily net assets of the Fund.  For the six months ended October 31, 2016, the Long/Short Fund incurred $83,234 in advisory fees.  The Advisor has hired Waterloo International Advisors, LLC as a sub-advisor to manage the short portion of the Long/Short Fund.  The Advisor pays the Sub-Advisor fee for the Long/Short Fund from its own assets and these fees are not an additional expense of the Fund.

As of August 28, 2016, the Long/Short Fund terminated its Shareholder Servicing Fees for both the Investor and Institutional classes.  The Advisor reversed service fees in the amount of $4,007 for the period of May 1, 2016 through August 28, 2016.  While the Fund has discontinued Shareholder Servicing Fees for the immediate future, the option exists to begin accruing for servicing fees at a later point in time if it is viable to do so.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) do not exceed the following amounts of the average daily net assets for each class of shares:

Logan Capital Long/Short Fund
Investor Class	1.99%
Institutional Class	1.74%

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligations are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses.  The

Logan Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended October 31, 2016, the Advisor reduced its fees and absorbed Fund expenses in the amount of $96,872 for the Long/Short Fund.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	2017	2018	2019	2020	Total
Long/Short Fund	$121,569	$97,143	$146,062	$96,872	$461,646

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant, Chief Compliance Officer and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the six months ended October 31, 2016, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Logan Capital Long/Short Fund

Administration & fund accounting	$51,934
Custody	$ 5,940
Transfer agency(a)	$16,950
Chief Compliance Officer	$ 6,284

(a) Does not include out-of-pocket expenses.

At October 31, 2016, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Logan Capital Long/Short Fund

Administration & fund accounting	$25,661
Custody	$ 2,756
Transfer agency(a)	$ 8,068
Chief Compliance Officer	$ 3,146

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Logan Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

Certain officers of the Fund are employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 6 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended October 31, 2016, the Long/Short Fund incurred distribution expenses on its Investor Class shares of $14,790.

NOTE 7 – SECURITIES TRANSACTIONS

For the six months ended October 31, 2016, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Long/Short Fund	$2,575,671	$4,650,520

There were no purchases or sales of long-term U.S. Government securities.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2016, the components of accumulated earnings/(losses) on a tax basis were as follows:

Long/Short Fund
Cost of investments(a)	$13,953,801
Gross unrealized appreciation	2,346,897
Gross unrealized depreciation	(959,502)
Net unrealized appreciation	1,387,395
Undistributed ordinary income	35,054
Undistributed long-term capital gain	58,701
Total distributable earnings	93,755
Other accumulated gains/(losses)	(271,671)
Total accumulated earnings/(losses)	$1,209,479

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.

Logan Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

At April 30, 2016, the Long/Short Fund had no tax basis capital losses to offset future capital gains.  The unsettled short loss deferrals are included in other accumulated gain/loss in the amount of $43,314.  Included in other accumulated losses is $216,983 unrealized depreciation on securities sold short.

Under recently enacted legislation, capital losses sustained in the year ended December 31, 2011 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Further, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in the pre-enactment taxable years.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The tax character of distributions paid during 2016 and 2015 was as follows:

	Year Ended	Year Ended
	April 30, 2016	April 30, 2015
Long/Short Fund
Ordinary income	$184,584	$—
Long-term capital gains	$47,199	$9,151

At April 30, 2016, the fund deferred, on a tax basis, post-October losses of:

Late Year Ordinary
Loss Deferral
$11,374

NOTE 9 – OTHER TAX INFORMATION (Unaudited)

For the year ended April 30, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Long/Short Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended April 30, 2016 was as follows:

Long/Short Fund	100.00%

NOTE 10 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. The Fund’s prospectus provided additional information regarding these and other risks of investing in the Fund at the time of initial public offering of the Fund’s shares.

Logan Capital Long/Short Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2016 (Unaudited)

Market Risk. Each Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of a Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Equity Risk. The equity securities held by a Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment. This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Foreign Securities and Emerging Markets Risk. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect a Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets. The exchange rates between U.S. dollar and foreign currencies might fluctuate, which could negatively affect the value of a Fund’s investments.

Foreign securities are also subject to higher political, social and economic risks. These risks include, but are not limited to, a downturn in the country’s economy, excessive taxation, political instability, and expropriation of assets by foreign governments. Compared to the U.S., foreign governments and markets often have less stringent accounting, disclosure, and financial reporting requirements.

In addition, each Fund may invest in emerging markets. Emerging markets are those of countries with immature economic and political structures. These markets are more volatile than the markets of developed countries.

Initial Public Offering Risk. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. A high portfolio turnover rate also leads to higher transactions costs, which could negatively affect the Fund’s performance. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

Logan Capital Long/Short Fund

EXPENSE EXAMPLE
October 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 1, 2016 to October 31, 2016.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Logan Capital Long/Short Fund

EXPENSE EXAMPLE (Continued)
October 31, 2016 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/1/2016	10/31/2016	5/1/2016 – 10/31/2016
Actual
Investor Class	$1,000.00	$ 959.80	$16.80
Institutional Class	$1,000.00	$ 959.10	$ 5.53
Hypothetical (5% return
before expenses)
Investor Class	$1,000.00	$1,008.07	$17.21
Institutional Class	$1,000.00	$1,009.23	$ 5.67

(1)
Expenses are equal to the Investor Class and Institutional Class fund shares’ annualized expense ratios of 3.40% and 3.17%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Logan Capital Long/Short Fund

NOTICE TO SHAREHOLDERS
at October 31, 2016 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-215-1200 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2016

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-215-1200.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-215-1200.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-215-1200 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Logan Capital Long/Short Fund

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic, and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Logan Capital Management, Inc.
Six Coulter Avenue, Suite 2000
Ardmore, PA  19003

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(855) 215-1200

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY  10103

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/Douglas G. Hess
Douglas G. Hess, President

Date    January 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Douglas G. Hess
Douglas G. Hess, President

Date    January 5, 2017

By (Signature and Title)*    /s/Cheryl L. King
Cheryl L. King, Treasurer

Date    January 5, 2017

* Print the name and title of each signing officer under his or her signature.